Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Non-Current Assets
Leasehold land (note)	$ 13,169	$ 13,121
Goodwill	3,380	3,307
Warrant (Note 20)	2,452
Leasehold land deposit (note)	1,436	1,396
Long term prepayment	951	950
Other intangible asset	163	227
Deferred issuance cost		1,171
Other non-current assets	$ 21,551	$ 20,172